Land Use Rights, Net (Tables)	12 Months Ended
Sep. 30, 2025
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

Land use rights as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Land use rights, at cost	$1,777,472	$1,803,155
Less: accumulated amortization	(473,992)	(355,205)
Total land use rights, net	$1,303,480	$1,447,950

Schedule of Estimated Future Amortization Expense for Land Use Rights

Estimated future amortization expense for land use rights is as follows as of September 30, 2025

Years ending September 30,	Amortization expense
2026	$123,847
2027	123,847
2028	123,847
2029	123,847
2030	123,847
Thereafter	684,245
Total	$1,303,480